LOANS, FINANCING, DEBENTURES AND LEASES	12 Months Ended
Dec. 31, 2020
LOANS, FINANCING, DEBENTURES AND LEASES
LOANS, FINANCING, DEBENTURES AND LEASES

20)  LOANS, FINANCING, DEBENTURES AND LEASES

a)  Accounting policy

These are financial liabilities measured initially and recognized by fair value, net of costs incurred to obtain them and subsequently measured by amortized cost (plus pro-rata charges and interest), considering the effective interest rate of each operation, or by fair value through profit or loss.

They are classified as current unless the Company has the unconditional right to settle the liability for at least 12 months after the closing date of the year.

Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires more than 18 months to be completed for use or sale purposes are capitalized as part of the cost of the corresponding asset. The Company did not capitalize borrowing and financing costs and debentures due to the absence of qualifying assets.

All other costs of loans, financing, debentures and leases are recorded in expense in the period in which they are incurred. The costs of loans, financing and debentures comprise interest and other costs incurred.

b)  Breakdown

	Information on December 31, 2020				12.31.20			12.31.19
	Currency	Annual interest rate	Maturity	Guarantees	Current	Non-current	Total	Current	Non-current	Total

Financial institutions (b.1)					61	51	112	23,865	24,985	48,850
PSI	R$	2.5% to 5.5%	Jan-23	(1)	61	51	112	8,847	112	8,959
BNB	R$	7.06% to 10%	Aug-22	(2)	—	—	—	15,018	24,873	39,891

Suppliers (b.2)	R$	114.6% to 149.0% of CDI	Dec-21		375,700	—	375,700	996,177	97	996,274

Debentures (b.3)					1,044,668	999,908	2,044,576	1,077,183	2,027,167	3,104,350
1st issue – Minas Comunica	R$	IPCA+0.50%	Jul-21	(3)	29,352	—	29,352	28,366	28,366	56,732
5th issue	R$	108.25% of CDI	Feb-22	(3)	1,015,316	999,908	2,015,224	44,504	1,998,801	2,043,305
6th issue	R$	100% of CDI + 0.24%	Nov-20	(3)	—	—	—	1,004,313	—	1,004,313

Leases (b.4)	R$	7.69% / IPCA			2,262,043	8,556,735	10,818,778	2,029,265	7,161,886	9,191,151

Contingent consideration (b.5)	R$	Selic			—	—	—	—	484,048	484,048

Total					3,682,472	9,556,694	13,239,166	4,126,490	9,698,183	13,824,673

Guarantees:

(1)Pledge of financed assets.

(2)Bank guarantee provided by Banco Safra in an amount equivalent to 100% of the outstanding financing debt balance. Setting up a liquidity fund represented by financial investments in the amount equivalent to three installments of repayment referenced to the average post-grace period performance. On December 31, 2019, the balance of this liquidity fund was R$13,212.

(3)Unsecured.

b.1) Loans and financing - Financial Institutions

Some financing agreements with the financial institutions have lower interest rates than those prevailing in the market. These operations fall within the scope of IAS 20 and therefore the subsidies granted up to December 31, 2017 were adjusted to present value and deferred in accordance with the useful lives of the financed assets.

The grants on January 1, 2018 adjusted to present value, were recorded in property, plant and equipment and are being depreciated according to the useful lives of the financed underlying assets.

b.2) Financing - Suppliers

Under bilateral agreements with suppliers, the Company obtained extension of the terms for payment of trade accounts payable at a cost based on the fixed CDI rate for the corresponding periods, with the net cost equivalent to between 114.6% to 149.0% of the CDI (109.2% to 122.5% of the CDI on December 31, 2019).

b.3) Debentures

The following is a summary of the debentures in effect on December 31, 2020.

		Amounts
Issue		Issued	Outstanding	Issue value
1st issue – Minas Comunica	Dec-07	5,550	5,550	55,500
5th issue	Feb-17	200,000	200,000	2,000,000

The payment of principal of R$1,000,000 plus interest on the 5th issue (VIVT15) occured on February 8, 2021.

Transaction costs in connection with the 5th issue, totaling R$1,376 on December 31, 2020 (R$2,550 on December 31, 2019, with the 5th and 6th issues), were treated as a reduction of liabilities as costs to be incurred and are recognized as financial expenses, according to the contractual terms of each issue.

b.4) Leases

On the lease start date, the Company recognizes lease liabilities measured at the present value of lease payments to be made during the lease term. After the start date, the value of the lease liability is increased to reflect the increase in interest and reduced for lease payments made.

Short-term lease and low-value lease payments are recognized as an expense using the straight-line method over the lease term.

The Company has agreements classified as lease agreements as a lessee: (i) lease of structures (towers and rooftops) arising from sale and leaseback transactions; (ii) lease of Built to Suit ("BTS") sites to install antennas and other equipment and transmission facilities; (iii) lease of information technology equipment and; (iv) lease of infrastructure and transmission facilities associated with the power transmission network, offices, stores and commercial properties. The net carrying amount of the assets has remained unchanged until sale thereof, and a liability is recognized corresponding to the present value of mandatory minimum installments as per the agreement.

Below, we present the balances of the lease amounts payable:

	12.31.20	12.31.19
Nominal value payable	13,526,001	10,932,789
Unrealized financial expenses	(2,707,223)	(1,741,638)
Present value payable (1)	10,818,778	9,191,151

Current	2,262,043	2,029,265
Non-current	8,556,735	7,161,886
(1)	On December 31, 2020 and 2019, the present value of balances payable, included R$1,470,508 and R$480,381, respectively, referring to lease agreements with Telefónica Group companies (Note 28).

The following is a schedule of the amounts payable on leases on December 31, 2020:

Year
2021	2,262,043
2022	2,270,112
2023	2,118,655
2024	1,551,657
2025	925,972
2026 onwards	1,690,339
Total	10,818,778

The weighted annual interest rate on lease contracts on December 31, 2020 is 7.69%, with an average maturity of 6.15 years.

The present value of lease agreements is measured by discounting future fixed payment flows, which do not include projected inflation, at market interest rates, estimated using the Company's intrinsic risk spread.

The discount curves used are constructed based on observable data. Market interest rates are extracted from B3 and the Company's risk spread is estimated from debt securities issued by companies with comparable risk. The final discount curve reflects the Company's incremental loan interest rate.

There were no unsecured residual values resulting in benefits to the lessor or contingent payments recognized as revenue on December 31, 2020 and 2019.

b.5) Contingent consideration

As part of the Purchase and Sale Agreement and Other Covenants executed by and between the Company and Vivendi to acquire all shares in GVTPart., a contingent consideration relating to the judicial deposit made by GVT for the monthly installments of deferred income tax and social contribution on goodwill amortization was agreed, arising from the corporate restructuring process completed by GVT in 2013. If these funds are realized (being reimbursed, refunded, or via netting), it would be returned to Vivendi, as long as they are obtained in a final unappealable decision. The deadline for this return was up to 15 years and this amount was subject to monthly restatement at the SELIC rate.

On July 13, 2020, the 2nd Federal Court of Maringá - PR, issued an order determining the transfer to the Company of the judicial deposit made by the former GVT, corresponding to the tax benefit of goodwill from the mergers of subsidiaries.

As a result of the decision mentioned above, in September 2020, the Company redeemed the judicial deposit and paid Vivendi the amount of R$349,794, monetarily restated, net of costs, expenses and taxes incurred, directly attributable to the reimbursement of such amount.

c)  Repayment schedule

Below, we present the breakdown by year of maturity of non-current amounts of loans, financing, debentures and leases as of December 31, 2020.

	Loans and financing -	Financing -
Year	financial institutions	suppliers	Debentures	Leases	Total
2022	47	—	999,908	2,270,112	3,270,067
2023	4	—	—	2,118,655	2,118,659
2024	—	—	—	1,551,657	1,551,657
2025	—	—	—	925,972	925,972
2026 onwards	—	—	—	1,690,339	1,690,339
Total	51	—	999,908	8,556,735	9,556,694

d)  Covenants

Loans and financing with financial institutions and debentures carry specific covenants involving a penalty in the event of breach of contract. A breach of contract as provided for in the agreements with the institutions listed above in item a), is characterized as non-compliance with covenants (analyzed on a quarterly, half-yearly or yearly basis), being a breach of a contractual clause, resulting in the early maturity of the contract.

On December 31, 2020 and 2019, the Company was in compliance with all economic and financial indices.

e)  Changes

Changes in loans and financing, debentures, leases agreements and contingent considerations are as follows:

	Loans and			Financing -	Contingent
	financing	Debentures	Leases	suppliers	consideration	Total
Balance on 12.31.18	1,582,570	3,173,910	393,027	524,244	465,686	6,139,437
Initial adoption IFRS 16 on 01.01.19	—	—	8,618,072	—	—	8,618,072
Additions	—	—	1,803,941	967,313	—	2,771,254
Government grants (Note 21)	15,787	—	—	—	—	15,787
Financial charges (Note 27)	111,013	197,386	457,985	45,940	18,362	830,686
Issue costs	—	1,400	—	—	—	1,400
Foreign exchange variation (Note 27)	(1,104)	—	—	—	—	(1,104)
Write-offs (cancellation of contracts)	—	—	(107,213)	—	—	(107,213)
Write-offs (payments)	(1,659,416)	(268,346)	(1,974,661)	(541,223)	—	(4,443,646)
Balance on 12.31.19	48,850	3,104,350	9,191,151	996,274	484,048	13,824,673
Additions	—	—	4,828,542	370,538	—	5,199,080
Financial charges (Note 27)	1,879	87,635	526,127	26,620	6,555	648,816
Issue costs	—	1,376	—	—	—	1,376
Costs and expenses incurred	—	—	—	—	(40,708)	(40,708)
Write-offs (cancellation of contracts)	—	—	(315,291)	—	—	(315,291)
Write-offs (payments)	(50,617)	(1,148,785)	(3,411,751)	(1,017,732)	(449,895)	(6,078,780)
Balance on 12.31.20	112	2,044,576	10,818,778	375,700	—	13,239,166

f)  Additions and payments

The following is a summary of the inflows and payments that occurred during the years ended December 31, 2020 and 2019.

	12.31.20				12.31.19
		Write-offs (payments)				Write-offs (payments)
	Additions	Principal	Financial charges	Total	Additions	Principal	Financial charges	Total
Loans and financing	—	(48,645)	(1,972)	(50,617)	—	(1,564,258)	(95,158)	(1,659,416)
BNDES / PSI	—	(8,849)	(111)	(8,960)	—	(1,549,335)	(91,939)	(1,641,274)
BNB	—	(39,796)	(1,861)	(41,657)	—	(14,923)	(3,219)	(18,142)
Debêntures	—	(1,025,583)	(123,202)	(1,148,785)	—	(66,830)	(201,516)	(268,346)
1st issue – Minas Comunica	—	(25,583)	(1,995)	(27,578)	—	(25,583)	(1,761)	(27,344)
4th issue	—	—	—	—	—	(41,247)	(1,650)	(42,897)
5th issue	—	—	(88,819)	(88,819)	—	—	(135,242)	(135,242)
6th issue	—	(1,000,000)	(32,388)	(1,032,388)	—	—	(62,863)	(62,863)
Financing - Suppliers	370,538	(970,029)	(47,703)	(1,017,732)	967,313	(506,407)	(34,816)	(541,223)
Contingent consideration	—	(344,217)	(105,678)	(449,895)	—	—	—	—
Leases (1)	4,828,542	(2,909,214)	(502,537)	(3,411,751)	10,422,013	(1,559,165)	(415,496)	(1,974,661)
Total	5,199,080	(5,297,688)	(781,092)	(6,078,780)	11,389,326	(3,696,660)	(746,986)	(4,443,646)
(1)	Additions include the amount of the initial adoption of IFRS 16 on January 1, 2019.